Geographic Areas - Net Sales and Long-Lived Assets by Geographic Region (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues From External Customers And Long Lived Assets [Line Items]
Net Sales		$ 3,654	$ 3,743	$ 3,853
Long-lived assets	[1]	704	786	776
North America
Revenues From External Customers And Long Lived Assets [Line Items]
Net Sales	[2]	3,286	3,319	3,350
Long-lived assets	[1],[2]	651	722	692
Europe
Revenues From External Customers And Long Lived Assets [Line Items]
Net Sales		272	305	381
Long-lived assets	[1]	30	43	61
Mexico
Revenues From External Customers And Long Lived Assets [Line Items]
Net Sales		96	119	122
Long-lived assets	[1]	$ 23	$ 21	$ 23

[1]	Includes net property, plant and equipment and other noncurrent assets.
[2]	North America includes the United States and Canada.